Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Obligations and Cost (Detail) (Pension Plans, Defined Benefit [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Discount rate	4.10%	4.70%	5.50%
Rate of compensation increase	2.80%	2.80%	2.60%
Discount rate	4.70%	5.20%	5.90%
Rate of compensation increase	2.80%	2.70%	3.50%
Expected return on plan assets	7.00%	7.10%	7.70%